Report of Directors Financial Review Risk Report - Trading/Non Trading VaR, 99% 1 Day (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Feb. 29, 2024	Dec. 31, 2023
Non-trading portfolios
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	£ 133.7		£ 103.5
Non-trading portfolios | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	120.7		91.6
Non-trading portfolios | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	216.3		118.3
Non-trading portfolios | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	54.8		53.4
Non-trading portfolios | Interest rate ('IR')
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	101.0		101.1
Non-trading portfolios | Interest rate ('IR') | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	114.4		91.0
Non-trading portfolios | Interest rate ('IR') | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	202.3		126.5
Non-trading portfolios | Interest rate ('IR') | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	41.5		45.8
Non-trading portfolios | Credit Spread ('CS')
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	41.1		23.9
Non-trading portfolios | Credit Spread ('CS') | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	38.0		26.1
Non-trading portfolios | Credit Spread ('CS') | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	57.7		42.0
Non-trading portfolios | Credit Spread ('CS') | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	29.1		19.3
Non-trading portfolios | Portfolio diversification
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	(8.4)		(21.5)
Non-trading portfolios | Portfolio diversification | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	(31.6)		(25.5)
Trading portfolios
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	21.8	£ 37.2	25.4
Trading portfolios | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	26.2		32.3
Trading portfolios | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	37.2		55.4
Trading portfolios | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	18.5		19.0
Trading portfolios | Foreign exchange
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	6.9		6.2
Trading portfolios | Foreign exchange | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	8.3		11.4
Trading portfolios | Foreign exchange | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	14.8		17.2
Trading portfolios | Foreign exchange | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	4.2		5.6
Trading portfolios | Interest rate ('IR')
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	11.2		20.1
Trading portfolios | Interest rate ('IR') | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	17.5		25.8
Trading portfolios | Interest rate ('IR') | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	27.8		50.2
Trading portfolios | Interest rate ('IR') | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	7.8		13.8
Trading portfolios | Equities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	12.6		11.0
Trading portfolios | Equities | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	10.4		10.0
Trading portfolios | Equities | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	13.4		14.7
Trading portfolios | Equities | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	8.1		7.8
Trading portfolios | Credit Spread ('CS')
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	4.6		5.2
Trading portfolios | Credit Spread ('CS') | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	6.5		9.2
Trading portfolios | Credit Spread ('CS') | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	9.3		12.7
Trading portfolios | Credit Spread ('CS') | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	4.1		5.2
Trading portfolios | Portfolio diversification
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	(13.5)		(17.0)
Trading portfolios | Portfolio diversification | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	£ (16.5)		£ (24.1)